INCOME TAXES	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 8. INCOME TAXES
The Company’s effective tax rate for the three and nine months ended September 30, 2022 was
-26.6%
and 4.3%, respectively. The effective tax rate for the period from February 12, 2021 (inception) through September 30, 2021 and for the three months ended September 30, 2021 was 0.0%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities and the Sponsor Working Capital Loan, which are not recognized for tax purposes. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period. The Company has used a discrete effective tax rate method to calculate taxes for the three and nine months ended September 30, 2022. The Company believes that, at this time, the use of the discrete method for the three and nine months ended September 30, 2022 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

Note 8 — Income Taxes
The Company did not have any significant deferred tax assets or liabilities as of December 31, 2021.
The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$104,959
Net operation loss carryforward	29,828

Total deferred tax asset	134,787

Valuation allowance	(134,787)

Deferred tax asset, net of allowance	$—

As of December 31, 2021, the Company did not have any material U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 12, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $134,787.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.0%
Tax effects of change in fair value of warrant liability	(25.1)%
Tax effects of transaction costs allocated to warrant liability	2.3%
Change in valuation allowance	1.8%

Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.